Unit-Based Payments (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted to employees, directors of general partner and employees of affiliated	3,000,000
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	2,176	1,448	1,871
Amount of common units granted at a weighted average grant-date fair value	$ 25.23	$ 23.41	$ 15.46
Conversion rate of deferred common units	0.98
Aggregate intrinsic value of vested deferred common units	$ 3.1
Total unrecognized compensation cost related to nonvested phantom units	6.5
Aggregate intrinsic value expected to vest	9.0
Weighted-average period of expected cost recognized	2.0
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Nonvested units, vested	36,000
Grant-date fair value of restricted units that vested		2.4	3.5
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted at a weighted average grant-date fair value	260,892
Amount of common units granted at a weighted average grant-date fair value	$ 29.14
Nonvested units, vested	35,296
Grant-date fair value of restricted units that vested	0.9	6.6	0.9
Total fair value on date of grant	$ 30.92
Time Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	155,000	261,000	355,000
Amount of common units granted at a weighted average grant-date fair value	$ 29.14	$ 23.41	$ 11.59
Performance Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted at a weighted average grant-date fair value	106,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	200.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	0.00%